Schedule of investments
Delaware Global Equity Fund
December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 98.82%Δ
Denmark − 2.98%
Novo Nordisk Class B	62,430	$ 7,012,504
		7,012,504
France − 13.28%
Air Liquide	49,670	8,670,138
Danone	125,260	7,784,999
Orange	494,710	5,301,659
Publicis Groupe	34,530	2,327,294
Sodexo	81,930	7,187,949
		31,272,039
Germany − 10.87%
adidas AG	23,630	6,804,149
Fresenius Medical Care AG & Co.	125,240	8,119,086
Knorr-Bremse	35,990	3,554,536
SAP	50,500	7,107,347
		25,585,118
Japan − 7.04%
Asahi Group Holdings	91,000	3,542,520
Kao	93,300	4,886,526
Lawson	69,300	3,288,242
Seven & i Holdings	110,400	4,856,278
		16,573,566
Netherlands − 3.33%
Koninklijke Ahold Delhaize	228,740	7,847,771
		7,847,771
Spain − 3.93%
Amadeus IT Group †	136,610	9,243,614
		9,243,614
Sweden − 6.80%
Essity Class B	170,900	5,575,579
H & M Hennes & Mauritz Class B	185,715	3,644,120
Securitas Class B	494,310	6,799,959
		16,019,658
Switzerland − 9.61%
Nestle	70,820	9,887,699
Roche Holding	15,690	6,509,173
Swatch Group	20,450	6,227,761
		22,624,633
United Kingdom − 9.24%
Diageo	181,710	9,926,686
Intertek Group	30,720	2,341,014
Smith & Nephew	541,670	9,483,650
		21,751,350
United States − 31.74%
3M	33,100	5,879,553
	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
Clorox	27,600	$ 4,812,336
Conagra Brands	158,690	5,419,264
General Mills	100,270	6,756,193
Henry Schein †	94,570	7,332,012
Ingredion	66,610	6,437,190
Kimberly-Clark	57,140	8,166,449
Lamb Weston Holdings	162,990	10,330,306
Merck & Co.	98,820	7,573,565
Parker-Hannifin	8,370	2,662,664
Pfizer	158,470	9,357,653
		74,727,185
Total Common Stock (cost $214,743,810)		232,657,438

Exchange-Traded Fund – 0.43%
Vanguard S&P 500 ETF	2,330	1,017,208
Total Exchange-Traded Fund (cost $1,005,355)		1,017,208

Short-Term Investments – 0.11%
Money Market Mutual Funds – 0.11%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	63,902	63,902
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	63,902	63,902
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	63,902	63,902
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	63,902	63,902
Total Short-Term Investments (cost $255,608)		255,608

Total Value of Securities−99.36% (cost $216,004,773)		233,930,254
Receivables and Other Assets Net of Liabilities — 0.64%		1,495,280
Net Assets Applicable to 36,330,564 Shares Outstanding — 100.00%	$235,425,534
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
NQ-QNV [12/21] 2/22 (2025800)    1

Schedule of investments
Delaware Global Equity Fund (Unaudited)
The following foreign currency exchange contracts were outstanding at December 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	JPY	(10,834,180)	USD	94,034	1/5/22	$(155)
BNYM	SEK	(1,033,528)	USD	113,867	1/4/22	(512)
Total Foreign Currency Exchange Contracts						$(667)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
ETF – Exchange-Traded Fund
GS – Goldman Sachs
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar

2    NQ-QNV [12/21] 2/22 (2025800)